UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22904

                                                         Evanston Alternative Opportunities Fund

(Exact name of registrant as specified in charter)

1560 Sherman Avenue, Suite 960

                                                         Evanston, Illinois 60201

(Address of principal executive offices) (Zip code)

Scott Zimmerman

1560 Sherman Avenue, Suite 960

                                                     Evanston, Illinois 60201

Copies of Communications to: Michael S. Caccese Clair E. Pagnano K&L Gates LLP 1 Lincoln Street Boston, Massachusetts 02111 (617) 261-3100

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (847) 328-4961

Date of fiscal year end:  March 31

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Evanston Alternative Opportunities Fund

Schedule of Investments

(Unaudited)

June 30, 2015

Investments in Portfolio Funds	Cost	Fair Value	Percentage of Net Assets	Liquidity**
Event Driven(a)
Ionic Event Driven Fund Ltd.	$1,300,000	$1,292,713	3.72%	Quarterly

Total Event Driven	1,300,000	1,292,713	3.72

Global Asset Allocation(b)
Absolute Return Cayman, Limited	1,193,874	1,097,134	3.16	Monthly
Element Capital Feeder Fund Limited	1,325,000	1,477,948	4.25	Quarterly

Total Global Asset Allocation	2,518,874	2,575,082	7.41

Long-Short(c)
Long Pond Offshore, Ltd.	750,000	735,099	2.12	Quarterly
Matrix Capital Management Fund (Offshore) Ltd.	1,100,000	1,258,085	3.62	Quarterly
North Tide Capital Offshore, Ltd.	1,700,000	1,571,918	4.53	Quarterly
Pleiad Asia Offshore Feeder Fund	1,500,000	1,639,789	4.72	Quarterly
Soroban Cayman Fund Ltd	1,200,000	1,242,879	3.58	Quarterly
Southpoint Qualified Offshore Fund, Ltd.	310,068	345,368	0.99	Quarterly
The Adelphi Europe Fund	1,600,000	1,745,225	5.02	Quarterly
Wellington Management Investors (Bermuda), Ltd.*	1,500,000	1,654,488	4.76	Semi-annually
Whale Rock Flagship Fund Ltd.	1,100,000	1,214,331	3.50	Quarterly

Total Long-Short	10,760,068	11,407,182	32.84

Relative Value(d)
Iguazu Investors (Cayman), SPC	1,400,000	1,447,099	4.17	Quarterly
Palmetto Fund, Ltd.*	635,000	671,615	1.93	Quarterly
Pine River Fixed Income Fund Ltd.	2,000,000	2,065,828	5.95	Quarterly
Seer Capital Partners Offshore Fund Ltd.	1,100,000	1,153,027	3.32	Quarterly
Triton Fund, Ltd.*	635,000	684,472	1.97	Quarterly

Total Relative Value	5,770,000	6,022,041	17.34

Multi-Discipline(e)
Anchorage Capital Partners Offshore, Ltd.	2,500,000	2,589,000	7.45	Annually
Corvex Offshore II Ltd.	1,600,000	1,714,538	4.94	Quarterly
Greywolf Capital Overseas Fund	1,600,000	1,515,991	4.36	Quarterly
North Run Offshore Partners, Ltd.	1,046,251	1,038,465	2.99	Quarterly
Sachem Head Offshore Ltd.	1,450,000	1,752,464	5.04	Quarterly
Senator Global Opportunity Offshore Fund II Ltd	1,250,000	1,367,451	3.94	Quarterly
Zebedee Focus Fund Limited	1,500,000	1,514,204	4.36	Monthly

Total Multi-Discipline	10,946,251	11,492,113	33.08

Total investments in Portfolio Funds	$ 31,295,193	32,789,131	94.39

Remaining assets less liabilities		1,950,220	5.61

Net assets		$ 34,739,351	100.00%

Evanston Alternative Opportunities Fund

Schedule of Investments (continued)

(Unaudited)

June 30, 2015

*	These Portfolio Funds are domiciled in Bermuda. All other Portfolio Funds are domiciled in the Cayman Islands.

**

Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms. Tranches may be subject to investor level gates. Redemption notice periods range from 15 to 90 days. If applicable, the lock up period is 12 months.

(a)

Event driven strategies involve investing in opportunities created by significant transaction events, such as spin-offs, mergers and acquisitions, and reorganizations. These strategies include but are not limited to risk arbitrage, distressed situations investing, special situations, and opportunistic investing.

(b)

Global asset allocation strategies seek to exploit opportunities in various global markets. Portfolio Funds employing these strategies have a broad mandate to invest in those markets and instruments which they believe provide the best opportunity. Portfolio Funds employing a global macro strategy may take positions in currencies, sovereign bonds, global equities and equity indices or commodities.

(c)

Long-short strategies seek to profit by taking positions in equities and generally involve fundamental analysis in the investment decision process. Portfolio Fund Managers in these strategies tend to be “stock pickers” and typically manage market exposure by shifting allocations between long and short investments depending on market conditions and outlook. Long-short strategies may comprise investments in one or multiple countries, including emerging markets and one or multiple sectors.

(d)

Relative value strategies seek to profit by exploiting pricing inefficiencies between related instruments while remaining long- term neutral to directional price movements in any one market. Relative value strategies consist of an exposure to some second order aspect of the market.

(e)	Multi-discipline managers employ a combination of any of the above mentioned strategies.

Evanston Alternative Opportunities Fund

Fair Value Measurement

In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification (“ASC”) 820, Fair Value Measurement. Under the ASU, investments in affiliated and private investment funds valued at NAV are no longer required to be included in the fair value hierarchy. Evanston Alternative Opportunities Fund (“Fund”) elected to early adopt ASU 2015-07 for the period ended June 30, 2015. As a result of adopting ASU 2015-07, investments in Portfolio Funds with a fair value of $32,789,131 are excluded from the fair value hierarchy as of June 30, 2015.

As of June 30, 2015, the Fund held no investments other than Portfolio Funds valued at NAV.

Federal Income Tax Information

As of June 30, 2015, gross unrealized appreciation and depreciation of the Fund’s investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$ 31,553,492

Gross unrealized appreciation	$ 282,421
Gross unrealized depreciation	(227,230)

Gross unrealized appreciation/(depreciation) on investments	$ 55,191

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Evanston Alternative Opportunities Fund

By (Signature and Title)*	/s/ Kenneth A. Meister
Kenneth A. Meister, President and Principal Executive Officer
(principal executive officer)

Date August 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kenneth A. Meister
Kenneth A. Meister, President and Principal Executive Officer
(principal executive officer)

Date August 13, 2015

By (Signature and Title)*	/s/ Ryan Cahill
Ryan Cahill, Treasurer and Principal Financial Officer
(principal financial officer)

Date August 13, 2015

*  Print the name and title of each signing officer under his or her signature.